Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Vanguard Charlotte Funds
Entity Central Index Key	0001532203
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000205452 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Global Credit Bond Fund
Class Name	Investor Shares
Trading Symbol	VGCIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Global Credit Bond Fund (the "Fund") for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$18	0.35%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%	[1]
Net Assets	$ 741,000,000
Holdings Count | Holding	1,660
Investment Company Portfolio Turnover	103.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of April 30, 2025)
Fund Net Assets (in millions)	$741
Number of Portfolio Holdings	1,660
Portfolio Turnover Rate	103%

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Portfolio Composition % of Net Assets (as of April 30, 2025)
Africa	0.5%
Asia	3.1%
Europe	36.0%
North America	53.6%
Oceania	5.6%
South America	1.7%
Other Assets and Liabilities—Net	(0.5%)

C000205451 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Global Credit Bond Fund
Class Name	Admiral™ Shares
Trading Symbol	VGCAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Global Credit Bond Fund (the "Fund") for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$13	0.25%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%	[2]
Net Assets	$ 741,000,000
Holdings Count | Holding	1,660
Investment Company Portfolio Turnover	103.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of April 30, 2025)
Fund Net Assets (in millions)	$741
Number of Portfolio Holdings	1,660
Portfolio Turnover Rate	103%

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Portfolio Composition % of Net Assets (as of April 30, 2025)
Africa	0.5%
Asia	3.1%
Europe	36.0%
North America	53.6%
Oceania	5.6%
South America	1.7%
Other Assets and Liabilities—Net	(0.5%)

[1]	Annualized.
[2]	Annualized.